S000016669 [Member] Investment Objectives and Goals - ClearBridge Large Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE LARGE CAP VALUE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital as its primary investment objective.
Objective, Secondary [Text Block]	Current income is a secondary objective.